Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ (21,100,000)	$ (30,900,000)	$ (17,300,000)
Successor [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)		3,500,000
Successor [Member] | Domestic Pension Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(10,400)	5,700
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(10,400)	5,700
Successor [Member] | Foreign Pension Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(10,100)	(2,100)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(10,100)	(2,100)
Successor [Member] | Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(600)	(100)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(600)	(100)
Predecessor [Member] | Domestic Pension Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)			(35,000)	10,500
Prior service credits (costs)			(700)	600
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax			(35,700)	11,100
Predecessor [Member] | Foreign Pension Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)			(16,900)	10,800
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax			(16,900)	10,800
Predecessor [Member] | Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)			300	100
Prior service credits (costs)			(600)	(500)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax			(300)	(400)
Predecessor [Member] | Foreign Postretirement Benefit Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)				(100)
Prior service credits (costs)			400	300
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax			$ 400	$ 200